Document And Entity Information	Aug. 18, 2020
Document Information [Line Items]
Entity, Registrant Name	Pure Acquisition Corp.
Document, Type	8-K
Document, Period End Date	Aug. 18, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38454
Entity, Tax Identification Number	82-3424680
Entity, Address, Address Line One	421 W. 3rd St.
Entity, Address, Address Line Two	Suite 1000
Entity, Address, City or Town	Fort Worth
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	850-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001726293
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	PACQ
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PACQW
Security Exchange Name	NASDAQ
Units Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	PACQU
Security Exchange Name	NASDAQ